CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 55,562	€ 80,233
Negative fair value	(13,539)	(19,993)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	51,949	78,046
Negative fair value	(10,344)	(17,748)
Currency risk | Other foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Positive fair value	3,613	2,187
Negative fair value	(3,195)	(2,245)
Currency risk | Cash flow hedges | Currency swaps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	34,542	41,270
Negative fair value	(10,170)	(16,976)
Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about financial instruments [line items]
Positive fair value	0	5
Negative fair value	(174)	(772)
Interest rate risk | Cash flow hedges | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Positive fair value	17,407	36,771
Negative fair value	€ 0	€ 0